Consolidated Statement of Profit or Loss and Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 8,686,118	$ 6,794,816	$ 120,554
Finance income	220,161	36,256	62,394
Other income	1,836,822	2,783,391	1,559,961
Changes in inventories	72,257	(321,223)	14,463
Raw materials	(4,407,522)	(2,692,311)	(184,920)
Commissions	(236,019)	(156,625)
Employee benefits expenses	(6,208,066)	(5,868,655)	(3,868,331)
Advertising and promotional expenses	(2,712,353)	(1,885,402)	(436,274)
Professional fees	(1,360,640)	(1,835,444)	(1,461,401)
Research and development expenses	(1,281,157)	(705,507)	(1,165,531)
Depreciation and amortization	(676,583)	(578,668)	(386,277)
Impairment expenses	(2,125,725)	(564,161)	(32,048)
Other expenses	(3,687,030)	(2,154,375)	(1,283,871)
Finance costs	(29,515)	(15,215)	(16,338)
Loss from operations before income tax	(11,909,252)	(7,163,123)	(7,077,619)
Income tax credit	158,329	32,125
Loss for the year	(11,750,923)	(7,130,998)	(7,077,619)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of con- trolled foreign operations	100,589	27,864	(37,468)
Other comprehensive income/(loss) for the year, net of tax	100,589	27,864	(37,468)
Total comprehensive loss attributable to the members of Genetic Technologies Ltd	$ (11,650,334)	$ (7,103,134)	$ (7,115,087)
Loss per share (cents per share)
Basic net loss per ordinary share	$ (0.012)	$ (0.08)	$ (0.08)
Diluted net loss per ordinary share	$ (0.012)	$ (0.08)	$ (0.08)
Weighted-average shares outstanding	10,138,075,003	9,220,348,281	8,544,157,979